Operating Leases - Graphite Bio, Inc.	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating Leases	Operating Leases
As of December 31, 2023, the current and non-current portions of the total liability for operating leases was $0.3 million and $0.1 million, respectively. As of December 31, 2023 and 2022, the weighted average remaining lease term on the operating lease was 15 and 19 months, respectively. As of December 31, 2023 and 2022, the weighted average incremental borrowing rate used to determine the operating lease liabilities included on the balance sheets was 9.0% and 8.5%, respectively.
Facility leases
South San Francisco
On January 27, 2021, the Company entered into a new lease agreement for office and lab space in South San Francisco, California that included two office suites. The lease terms for the two office suites commenced during July and August 2021, respectively. The term of the lease is 44 months for the first office suite and 43 months for the second office suite with an option to extend the term for an additional two years on the same terms and conditions. This option to extend the lease term was not determined to be reasonably certain and therefore has not been included in the Company’s calculation of the associated operating lease liability under ASC 842. The corresponding right-of-use assets and lease liabilities related to the two office suites were recorded on the Company’s balance sheet upon the lease commencement date, which was the date the Company was deemed to have obtained control of the premises.
In August 2023, the Company subleased one of its office suites in the South San Francisco lease for 20 months starting from August 2023 for aggregate sublease payments of $0.5 million. The sublease income, while it reduces the rent expense, is not considered in the value of the right-of-use assets or lease liabilities. The Company’s sublease income was $0.1 million for the year ended December 31, 2023. The Company did not have any sublease income during the year ended December 31, 2022.
In November 2023, the Company subleased its second office suite in the South San Francisco lease through the end of the lease term in March 2025. The third party agreed to assume all of the Company’s obligations under the head lease, including the obligation to make rent payments, as well as all of the Company’s obligations under the services agreement associated with the head lease, and to indemnify the Company for all obligations under the head lease and the associated services agreement, in exchange for the Company’s payment to the third party of approximately $1.4 million. As the Company was relieved of its primary obligations under the head lease, the Company accounted for the sublease as a lease termination, recording a loss on lease termination of $0.1 million, calculated as the carrying value of the lease liability on the date of termination, net of the payment made to the subtenant for assuming the lease. Additionally, following the sublease, the Company no longer has use of the related leasehold improvements. Therefore, the Company accounted for these assets as abandoned, recording a loss on abandonment of $0.1 million included in restructuring and impairment expenses on the statement of operations and comprehensive loss.
Bayside
On December 16, 2021, the Company entered into a lease agreement with Bayside Area Development, LLC (“Bayside”) for 85,165 square feet of office and laboratory space in South San Francisco, CA. The lease for the office and laboratory space commenced in April 2023. The term of the lease was 120 months with the option to extend the term up to an additional ten years. This option to extend the lease term was not determined to be reasonably certain and therefore was not included in the Company’s calculation of the associated operating lease liability. During the second quarter of 2023, the Company took possession of the lease and recognized a $32.0 million right-of-use asset and corresponding lease liability upon the lease commencement date. In addition, the Company recognized $27.2 million in leasehold improvements. Bayside provided a tenant improvement allowance of up to $14.9 million, which was fully utilized and recorded in lease liability.
In August 2023, the Company recognized an impairment in conjunction with its restructuring activities related to its Bayside lease (Note 13).
In October 2023, the Company subleased approximately 32,113 square feet of space in the Bayside premises. The term of the sublease commenced on October 26, 2023 and expires on December 31, 2024. Pursuant to the sublease, the subtenant agreed to make rent payments directly to Bayside. The subtenant assumed all rights and obligations of the Bayside lease relative to the subleased premises.
Also in October 2023, the Company entered into an amendment to the Bayside lease to adjust the timeline for certain payments under the lease and to effect the acceleration of the termination date of the Bayside lease to terminate on December 31, 2024, subject to that the ability of Bayside to accelerate the termination date for the premises at its discretion. The Company prepaid all amounts payable during the amended term of the Bayside lease, in an amount equal to $15.9 million, as well as a lease termination payment of $20.8 million. Concurrent with the amendment, the Company sold all furniture, fixtures and equipment residing at the Bayside premises to the landlord for a nominal amount. Following the amendment and sublease, the Company no longer has use of any of the Bayside premises and has no further obligation thereunder.
The Company accounted for the amendment to the Bayside lease as a lease modification, remeasuring the lease liability equal to the present value of the remaining lease payments over the amended term. Additionally, as the subtenant assumed all remaining rights and obligations under the head lease, there is no right-of-use asset or lease liability associated with the subleased space on the Company’s balance sheet. In November, the Company determined that it had no use of the Bayside premises and accounted for the remeasured right-of-use asset and related leasehold improvements as abandoned. In the aggregate, the Company recorded a net loss on modification, abandonment and sale of fixed assets of $10.8 million.
As of December 31, 2023, the Company’s only operating lease with an associated right-of-use asset and lease liability related to the South San Francisco lease that was subleased without relieving the Company of its primary obligation under the head lease. As of December 31, 2023, the Company had an operating lease right-of-use asset of $0.3 million and operating lease liability of $0.4 million recorded on its balance sheet.
Embedded leases
The Company evaluated its vendor contracts to identify embedded leases, if any, and determined that two agreements with contract manufacturing suppliers constituted a lease under ASC 842 as the Company has the right to substantially all of the economic benefits from the use of the asset and can direct the use of the asset.
On May 10, 2021 and August 30, 2021, the Company and LCGM entered into the LCGM MSA and Statement of Work #3 (“SOW #3”), respectively, for the exclusive use of a manufacturing suite at the LCGM facility. Pursuant to the terms of SOW #3, LCGM agreed to provide the Company with certain dedicated space for the clinical manufacturing, release testing, and product release in the Company’s Phase 1/2 CEDAR clinical trial to treat sickle cell disease. The Company concluded that the agreement contained an embedded lease as the Company controlled the use of a dedicated manufacturing suite and the equipment therein. The agreement included fixed lease payments of $5.6 million from inception of lease through April 30, 2023, the expiration date of SOW #3. As of December 31, 2023, the Company does not have any remaining obligations related to SOW #3.
The Company and Explora BioLabs, Inc. (“Explora”) entered into a License Service Agreement and Master Services Agreement (together, the “Explora Agreements”) on November 17, 2021 and December 16, 2021, respectively. Pursuant to the terms of the Explora Agreements, Explora agreed to provide a certain dedicated space to perform in vitro or in vivo studies, obtain or house research animals, and provide scientific or technical consultation to the Company. The Company concluded that the Explora Agreements contained an embedded lease as the Company controlled the use of a dedicated manufacturing suite and the equipment therein. The Explora Agreements contained fixed lease payments of $0.7 million from inception of lease through November 2023. As of December 31, 2023, the Company does not have any remaining obligations related to the Explora embedded lease.
As of December 31, 2023, the Company did not have any operating lease right-of-use assets and operating lease liabilities related to the embedded leases recorded on its balance sheet.
Operating Lease Obligations
As of December 31, 2023, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2024	304
2025	78
Total undiscounted lease payments	382
Present value adjustment	(20)
Total net lease liabilities	$362
Lease expense was $7.3 million and $6.7 million for the years ended December 31, 2023 and 2022, respectively.
Under the terms of the remaining lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments for operating leases were $2.2 million and $1.3 million for the years ended December 31, 2023 and 2022, respectively, including non-lease components such as common area maintenance fees, taxes, and insurance.
The following information represents supplemental disclosure for the statement of cash flows related to the operating leases (in thousands):

December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows under operating leases	$44,123